Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand
Cash at bank	92,216	12,633	74,093
Other cash and cash equivalents	370	51	1,039
Total cash and cash equivalents	¥ 92,586	$ 12,684	¥ 75,132